Description of Business and Significant Accounting Policies New Accounting Pronouncements or Change in Accounting Principle (Details) - Retained Earnings $ in Millions	Dec. 31, 2018 USD ($)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 2
Accounting Standards Update 2016-16 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 13